Business combinations - Acquisition of EQ Tek - Narrative (Details) - EQ Tek £ in Thousands	Feb. 27, 2024 GBP (£)
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 13,881
Fair value of deferred consideration	£ 943
Deferred consideration payment period	18 months